Disclosure of detailed information about consolidated financial statements (Details)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)
Statements Line Items
Cash	$ 206,832		$ 9,189
Currency risk
Statements Line Items
Cash		$ 99,139
Convertible debentures		1,877,487
Trade payables and other liabilities		318,172
Derivative liabilities		$ 199,650